Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	€ 2,293,518		€ 347,229
Total	€ 2,293,518	$ 2,479,981	€ 347,229